BALANCE SHEET COMPONENTS - Other Long-term Liabilities (Details) - USD ($) $ in Thousands		Jan. 01, 2023	Jan. 02, 2022
Related Party Transaction [Line Items]
Long-term warranty reserves		$ 26,130	$ 23,762
Unrecognized tax benefits		16,823	9,834
Long-term security deposit payable		2,012	1,990
Long-term pension liability		1,632	2,341
Refund liability		14,764	22,566
Other		2,302	546
Other long-term liabilities	[1]	63,663	61,039
Affiliated entity
Related Party Transaction [Line Items]
Long-term warranty reserves		4,700	$ 3,800
Affiliated entity | TotalEnergies | The Amendment to the Solarization Agreement
Related Party Transaction [Line Items]
Refund liability		$ 22,100

[1]	We have related-party balances for transactions with TCL Zhonghuan Renewable Energy Technology Co. Ltd (formerly known as Tianjin Zhonghuan Semiconductor Co., Ltd), SunPower Corporation (“SunPower”) and TotalEnergies S.E. and its affiliates as well as unconsolidated entities in which we have a direct equity investment. These related-party balances are recorded within the “Accounts receivable, net,” “Advances to suppliers, current portion,” “Advances to suppliers, net of current portion,” “Prepaid expenses and other current assets,” “Other long-term assets,” “Accounts payable,” “Accrued liabilities,” “Contract liabilities, current portion,” “Contract liabilities, net of current portion,” “Convertible debt,” and “Other long-term liabilities” financial statement line items in our Consolidated Balance Sheets (see Note 3, Note 4, Note 6, Note 10 and Note 11).